Shareholder Report, Holdings (Details)	Jan. 31, 2025
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Oil Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Hotels Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Electronic Equipment Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Textiles Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM JENNISON SMALL-CAP CORE EQUITY FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	69.80%
PGIM CORE CONSERVATIVE BOND FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM TIPS FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TIPS FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
PGIM TIPS FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2],[3]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Position LME Pri Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Position LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Cotton No. 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Long Position LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Coffee 'C' [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Total Long Position [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Position LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Position LME Pri Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Short Position LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS Z | Total Short Position [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.30%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2],[3]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Gold 100 OZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | WTI Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Natural Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Brent Crude [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Soybean [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Long Position LME Pri Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Soybean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Long Position LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Cotton No. 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | NY Harbor ULSD [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Long Position LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Gasoline RBOB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Low Sulphur Gas Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Coffee 'C' [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Hard Red Winter Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | LME Lead [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Total Long Position [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Short Position LME Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Short Position LME Pri Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Short Position LME Zinc [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)	[4],[5]
PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND - CLASS R6 | Total Short Position [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[4],[5]
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Oil Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Hotels Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Electronic Equipment Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Textiles Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
PGIM QUANT SOLUTIONS MID-CAP INDEX FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets
[2]	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
[3]	Less than 0.05%
[4]	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
[5]	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of January 31, 2025.